Long-Term Debt (Parenthetical) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, minimum due date	2012	2011
Long-term debt, maximum due date	2026	2026
Unsecured Debt | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	6.40%	6.40%
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt, due date	2015	2015
Long-term debt, interest rate	0.00%	0.00%
Long-term debt, conversion price	10,626	10,626
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt, minimum due date	2012	2011
Long-term debt, maximum due date	2026	2017
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.18%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	9.15%	12.43%